Leases	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
1
3
. Leases
As
 of December 31, 2021, the Company is a party to nine operating leases.
Four of these leases are office or warehouse leases; the remaining five are equipment leases (see Note 11). As disclosed in Note 2, the Company accounts for leases as required by ASC Topic 842. The Company has elected to apply the short-term lease exception to all leases of one year or less. As of December 31, 2021, this exception applies to the six EVTDS leases and to the ADOMANI Inc. Stockton, California lease, which are all month-to-month. In applying the guidance in ASC 842, the Company has determined that all current leases should be classified as operating leases.
As
a result of applying the guidance of ASC 842 to its former corporate office lease (see Note 10) entered into in 2017, the Company recognized an operating liability with a corresponding Right-Of-Use (“ROU”) asset of the same amounts based on the present value of the minimum rental payments of such lease. As of March 15, 2021, that balance was
$131,622.
As of June 30, 2021, the ROU asset and related liability accounts were written off against each other due to the settlement of the outstanding amounts discussed in Note 11.
During the year ended December 31, 2020, the Company entered into an operating lease for warehouse space in Corona, California (see Note 10). As required by ASC 842, in conjunction with this lease, the Company recognized an operating liability with a corresponding
Right-Of-Use
(“ROU”) asset of the same amounts based
on the present value of the minimum rental payments of such lease. As of March 15, 2021, the ROU asset had a balance of
$238,365
.
As of December 31, 2021, the ROU asset had a balance of
$133,672
,
which is included in other non-current assets in the consolidated balance sheet. Current liabilities relating to the ROU asset, which are included in accrued liabilities in the consolidated balance sheet, were

$131,245
at December 31,

2021.
Non-current
liabilities relating to the ROU asset, which are included in other non-current
liabilities in the consolidated balance sheet, were
$2,427

as of December 31, 2021. As of December 31, 2021, the Company’s warehouse operating lease had a weighted-average remaining lease term of
1.0
year. See Note 11.
Quantitative information regarding the Company’s leases is as follows:

	Year Ended December 31,
	2021	2020
Lease expenses
Operating lease expenses	$164,234	$0
Short-term lease expenses	$88,312	$154,425

Total lease cost	$252,546	$154,425

Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$212,955	$—
Weighted-average remaining lease term (in years):
Operating leases	1.03	—
Weighted-average discount rate:
Operating leases	14%	—

ADOMANI, INC. [Member]
Leases
13. Leases
As of December 31, 2020, the Company is a party to three operating leases. All of these leases are office or warehouse leases. As disclosed in Note 2, the Company accounts for leases as required by ASC Topic 842. The Company has elected to apply the short-term lease exception to all leases of one year or less. As of December 31, 2020, this exception applies to the Stockton, California lease, which is month-to-month,
and to the Los Altos, California lease, which expired on December 31, 2020 and has not been renewed. In applying the guidance in ASC 842, the Company has determined that all current leases should be classified as operating leases.
As a result of the applying the guidance of ASC 842 to its corporate office lease entered into in 2017, the Company recognized an operating liability of $377,129 with a corresponding
Right-Of-Use
(“ROU”) asset of the
same amounts based on the present value of the minimum rental payments of such lease. The discount rate used for this lease was the Company’s estimated borrowing rate of 14%. As of December 31, 2020 and 2019, respectively, the ROU asset had a balance of $145,520 and $218,504 which is included in other non-current
assets in the consolidated balance sheets. Current liabilities relating to the ROU asset, which are included in accrued liabilities in the consolidated balance sheets, were $67,721 and $70,492, respectively, as of December 31, 2020 and 2019.
Non-current
liabilities relating to the ROU asset, which are included in other non-current
liabilities in the consolidated balance sheets, were $77,799 and $148,012 respectively. The corporate office lease provides for one three-year option to renew with nine months
advanced notice to the landlord. The option to renew the corporate office lease was not considered when assessing the value of the ROU asset because the Company was not reasonably certain that it will assert its option to renew the lease. As of December 31, 2020, the Company’s corporate office operating lease had a weighted-average remaining lease term of 2.16 years.
See Note 11.

During
the year ended December 31, 2020, the Company entered into an operating lease for warehouse space in Corona, California (see Note 11). As required by ASC 842, in conjunction with this lease, the Company recognized an operating liability of $382,742 with a corresponding
Right-Of-Use
(“ROU”) asset of the same amounts based on the present value of the minimum rental payments of such lease. The discount rate used for this lease was the Company’s estimated borrowing rate of 14%. The ROU asset had a balance of $265,538 as of December 31, 2020, which is included in other non-current
assets in the 2020 consolidated balance sheet. Current liabilities relating to the ROU asset, which are included in accrued liabilities in the 2020 consolidated balance sheet, were $127,580.
Non-current
liabilities relating to the ROU asset, which are included in other non-current
liabilities in the 2020 consolidated balance sheet, were $137,958. As of December 31, 2020, the Company’s warehouse operating lease had a weighted-average remaining lease term of 1.92 years.
As of December 31, 2020 and 2019, respectively, the combined ROU asset for the two leases discussed above had a balance of $411,058 and $218,504, respectively, which is included in other non-current
assets in the consolidated balance sheets. As of December 31, 2020 and 2019, respectively, the combined current liabilities relating to the ROU asset, which are included in accrued liabilities in the consolidated balance sheets, were $195,301 and $70,492, respectively. As of December 31, 2020 and 2019, respectively, the combined non-current
liabilities relating to the ROU asset, which are included in other non-current
liabilities in the consolidated balance sheets, were $215,757 and $148,012, respectively.
Quantitative information regarding the Company’s leases is as follows:

	Year Ended December 31,
	2020	2019
Lease cost
Operating lease cost	$273,965	$109,590
Short-term lease cost	$294,073	$117,857

Total lease cost	$568,038	$227,447

Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	282,102	115,852
Weighted-average remaining lease term (in years):
Operating leases	2.04	3.16
Weighted-average discount rate:
Operating leases	14%	14%